Fair value of financial instruments - Changes in Fair Value Measurement for Instruments Measured on a Recurring Basis and Categorized in Level 3 (Parenthetical) (Detail) - CAD ($) $ in Millions	3 Months Ended		6 Months Ended
	Apr. 30, 2025	Apr. 30, 2024	Apr. 30, 2025	Apr. 30, 2024	Oct. 31, 2024
Disclosure of fair value measurement of assets and liabilities [line Items]
Derivative assets	$ 188,211		$ 188,211		$ 150,612
Derivative liabilities	194,344		194,344		163,763
Recurring [member]
Disclosure of fair value measurement of assets and liabilities [line Items]
Derivative assets	188,211		188,211		150,612
Derivative liabilities	194,344		194,344		$ 163,763
Investment [member] | Level 3 [member] | Recurring [member]
Disclosure of fair value measurement of assets and liabilities [line Items]
Unrealized gains (losses), excluding foreign currency translation, recognized in OCI	16		31	$ 10
Net derivative balances, category [Member] | Level 3 [member] | Recurring [member]
Disclosure of fair value measurement of assets and liabilities [line Items]
Derivative assets	395	300	395	300
Derivative liabilities	$ 1,337	$ 1,278	$ 1,337	$ 1,278